FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-01434
LINCOLN NATIONAL VARIABLE ANNUITY FUND A
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Dennis L. Schoff, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660
Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 through December 31, 2008

Variable Annuity Fund  A

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

Variable Annuity Fund A

Lincoln National
Variable Annuity Fund A
Annual Report
December 31, 2008

Lincoln National
Variable Annuity Fund A

Index

Commentary	1
Disclosure of Fund Expenses	2
Sector Allocation and Top 10 Equity Holdings	3
Statement of Net Assets	4
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	11
Other Fund Information	12
Officer/Manager Information	14

Lincoln National
Variable Annuity Fund A
2008 Annual Report Commentary

Managed by:

The Fund returned (36.23%) for the fiscal year ended December 31, 2008, while its benchmark, the Russell 1000® Index*, returned (37.60%).

Equity markets were extremely volatile in 2008 as weakening economic activity and a crisis of confidence in the global financial system led to a decline in the Russell 1000 Index* of 37.60%. The U.S. housing market, which has been the focal point of economic instability since 2007, saw no signs of improvement as home prices dropped almost 20% during the year. Major financial institutions across the globe were rattled by rapidly declining asset values of mortgage related securities and heightened illiquidity across all sectors of the credit markets. Bear Stearns, Lehman Brothers, American International Group (AIG), Fannie Mae and Freddie Mac were among the major victims of the credit crisis after deterioration in their capital positions left them with no other option except bankruptcy, forced merger and acquisition (M&A), or government takeover. In response to the disruptions in the financial system, the U.S. Treasury and Federal Reserve utilized a variety of conventional and unconventional techniques to restore order: lowering the Federal Funds rate from 4.25% to 0.25%, buying equity stakes in financial institutions, and the establishment of a program to purchase mortgage-backed securities as a means to support fixed income markets. While the government was successful in mitigating a widespread collapse in the financial system, their efforts were not able to prevent the U.S. economy from entering into recession. Rising unemployment, tight lending standards, and the collapse of commodity prices have dimmed growth prospects in the U.S. and abroad for the foreseeable future.

The Fund’s return exceeded that of its benchmark for the year. The Fund’s outperformance relative to the Russell 1000 Index* was attributable to stock selection in the finance, technology, and consumer services areas. On the downside, adverse stock selection in the consumer staples, consumer discretionary, and basic materials sectors detracted from fund returns versus the benchmark. On a stock specific basis, a lack of exposure to Wachovia, limited exposure to Citigroup combined with an overweight position in Merrill Lynch had a positive impact on performance. Stocks having a negative impact on the Fund relative to its benchmark included overweight positions in AIG, Textron, and Prudential. At December 31, 2008, the Fund no longer held positions in AIG, Citigroup and Textron.

Looking into 2009, hopes rest on President Barack Obama and his new administration to provide much-needed stimulus to the economy in the form of infrastructure spending and capital injections in the financial markets. We view current valuations in the market as extremely attractive, and seek to take advantage of situations where draconian market expectations have gotten out of line with underlying company fundamentals. We expect volatile equity markets over the near term but remain confident that the unconventional techniques being utilized by U.S. and foreign governments to stimulate the global economy will provide positive support to the markets over the long term.

Francis X. Morris
Christopher S. Adams, CFA
Michael S. Morris, CFA
Donald G. Padilla, CFA
Delaware Investments

Growth of $10,000 invested 12/31/98 through 12/31/08

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/98. As the chart shows, by December 31, 2008, the value of the investment at net asset value, with any dividends and distributions reinvested, would have decreased to $7,623. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have decreased to $8,962. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual total returns	Ended
on investment	12/31/08

One Year	−36.23%

Five Years	−2.92%

Ten Years	−2.68%

*	The Russell 1000 Index measures the performance of the largest 1,000 U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Variable Annuity Fund A–1

Lincoln National
Variable Annuity Fund A

Disclosure
     OF FUND EXPENSES
For the Period July 1, 2008 to December 31, 2008

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
The first section of the table shown, “Actual Fund A Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on Fund A’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with this 5% hypothetical example that appear in the financial reports of other separate accounts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/08 to
	7/1/08	12/31/08	Ratio	12/31/08*

Actual Fund A Return
Variable Annuity Fund A	$1,000.00	$710.40	1.33%	$5.72

Hypothetical (5% return before expenses)
Variable Annuity Fund A	$1,000.00	$1,018.45	1.33%	$6.75

*	“Expenses Paid During Period” are equal to Fund A’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Variable Annuity Fund A–2

Lincoln National
Variable Annuity Fund A

Sector Allocation and Top 10 Equity Holdings
As of December 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.62%

Aerospace & Defense	4.58%
Beverages	1.97%
Biotechnology	4.94%
Capital Markets	0.67%
Chemicals	3.32%
Commercial Banks	3.76%
Commercial & Professional Services	0.75%
Communications Equipment	2.76%
Computers & Peripherals	4.70%
Construction & Engineering	0.60%
Consumer Finance	0.74%
Containers & Packaging	0.90%
Diversified Consumer Services	0.56%
Diversified Financial Services	3.12%
Diversified Telecommunication Services	3.07%
Electric Utilities	3.12%
Electrical Equipment	0.58%
Energy Equipment & Services	2.46%
Food & Staples Retailing	3.72%
Food Products	0.53%
Health Care Equipment & Supplies	2.35%
Health Care Providers & Services	2.17%
Hotels, Restaurants & Leisure	2.79%
Household Durables	0.59%
Household Products	3.09%
Industrial Conglomerates	1.53%
Insurance	3.43%
Internet Services	1.22%
IT Services	1.43%
Life Sciences Tools & Services	0.61%
Machinery	0.47%
Media	2.44%
Metals & Mining	0.40%
Multi-Utilities	0.90%
Oil, Gas & Consumable Fuels	10.91%
Pharmaceuticals	6.27%
Real Estate Investment Trusts	0.60%
Road & Rail	1.08%
Semiconductors & Semiconductor Equipment	2.36%
Software	3.66%
Textiles, Apparel & Luxury Goods	1.27%
Tobacco	0.58%
Wireless Telecommunication Services	0.62%

U.S. Treasury Obligation	2.14%

Total Value of Securities	99.76%

Receivables and Other Assets Net of Liabilities	0.24%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	3.91%
Procter & Gamble	3.09%
Johnson & Johnson	2.66%
Wal-Mart Stores	2.33%
Microsoft	2.17%
PepsiCo	1.97%
JPMorgan Chase	1.94%
Verizon Communications	1.88%
Intel	1.70%
McDonald’s	1.67%

Total	23.32%

Variable Annuity Fund A–3

Lincoln National
Variable Annuity Fund A
Statement of Net Assets
December 31, 2008

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.62%
	Aerospace & Defense–4.58%
	Boeing	6,200	$264,554
	Goodrich	12,300	455,346
	Honeywell International	6,900	226,527
	Rockwell Collins	7,800	304,902
	United Technologies	11,000	589,600

			1,840,929

	Beverages–1.97%
	PepsiCo	14,500	794,165

			794,165

	Biotechnology–4.94%
†	Amgen	10,700	617,925
†	Genentech	6,700	555,497
†	Gilead Sciences	12,200	623,908
†	Vertex Pharmaceuticals	6,300	191,394

			1,988,724

	Capital Markets–0.67%
	Blackstone Group	17,400	113,622
	Merrill Lynch	13,500	157,140

			270,762

	Chemicals–3.32%
	Cytec Industries	4,900	103,978
	Dow Chemical	16,400	247,476
	duPont (E.I.) deNemours	14,400	364,320
	Lubrizol	8,300	302,037
	Monsanto	4,500	316,575

			1,334,386

	Commercial Banks–3.76%
	BB&T	7,100	194,966
	PNC Financial Services Group	4,700	230,300
	U.S. Bancorp	17,600	440,176
	Wells Fargo	21,900	645,612

			1,511,054

	Commercial & Professional Services–0.75%
†	FTI Consulting	2,100	93,828
	Republic Services	8,400	208,236

			302,064

	Communications Equipment–2.76%
†	Cisco Systems	38,400	625,920
	QUALCOMM	13,500	483,705

			1,109,625

	Computers & Peripherals–4.70%
†	Apple	7,200	614,520
†	EMC	38,700	405,189
	Hewlett-Packard	14,700	533,463
	International Business Machines	4,000	336,640

			1,889,812

	Construction & Engineering–0.60%
	Fluor	5,400	242,298

			242,298

	Consumer Finance–0.74%
	Capital One Financial	9,300	296,577

			296,577

	Containers & Packaging–0.90%
†	Owens-Illinois	13,200	360,756

			360,756

	Diversified Consumer Services–0.56%
	DeVry	3,900	223,899

			223,899

	Diversified Financial Services–3.12%
	Bank of America	33,700	474,496
	JPMorgan Chase	24,700	778,791

			1,253,287

	Diversified Telecommunication Services–3.07%
	AT&T	10,700	304,950
	Embarq	4,800	172,608
	Verizon Communications	22,300	755,970

			1,233,528

	Electric Utilities–3.12%
	Exelon	8,600	478,246
	FirstEnergy	6,900	335,202
	PPL	14,400	441,936

			1,255,384

	Electrical Equipment–0.58%
	Roper Industries	5,400	234,414

			234,414

	Energy Equipment & Services–2.46%
†	Nabors Industries	14,900	178,353
†	National Oilwell Varco	11,000	268,840
	Noble	5,300	116,918
	Schlumberger	10,100	427,533

			991,644

Variable Annuity Fund A–4

Lincoln National
Variable Annuity Fund A
Statement of Net Assets (continued)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Food & Staples Retailing–3.72%
	CVS Caremark	19,500	$560,430
	Wal-Mart Stores	16,700	936,202

			1,496,632

	Food Products–0.53%
	Smucker (J.M.)	4,900	212,464

			212,464

	Health Care Equipment & Supplies–2.35%
†	Gen-Probe	5,300	227,052
†	Hologic	21,600	282,312
	Medtronic	13,900	436,738

			946,102

	Health Care Providers & Services–2.17%
†	Express Scripts	7,500	412,350
	UnitedHealth Group	17,300	460,180

			872,530

	Hotels, Restaurants & Leisure–2.79%
	Burger King Holdings	18,900	451,332
	McDonald’s	10,800	671,652

			1,122,984

	Household Durables–0.59%
†	Jarden	20,600	236,900

			236,900

	Household Products–3.09%
	Procter & Gamble	20,100	1,242,582

			1,242,582

	Industrial Conglomerates–1.53%
	General Electric	38,100	617,220

			617,220

	Insurance–3.43%
	Berkley (W.R.)	9,900	306,900
	Everest Re Group	3,200	243,648
	Hanover Insurance Group	5,500	236,335
	Prudential Financial	7,600	229,976
	Travelers	8,000	361,600

			1,378,459

	Internet Services–1.22%
†	Google Class A	1,600	492,240

			492,240

	IT Services–1.43%
	Accenture Class A	7,800	255,762
	Visa Class A	6,100	319,945

			575,707

	Life Sciences Tools & Services–0.61%
†	Thermo Fisher Scientific	7,200	245,304

			245,304

	Machinery–0.47%
	Caterpillar	4,200	187,614

			187,614

	Media–2.44%
	Comcast Class A	24,200	408,496
	Disney (Walt)	16,500	374,385
†	Viacom Class B	10,500	200,130

			983,011

	Metals & Mining–0.40%
	Freeport-McMoRan Copper & Gold	6,600	161,304

			161,304

	Multi-Utilities–0.90%
	Sempra Energy	8,500	362,355

			362,355

	Oil, Gas & Consumable Fuels–10.91%
	Apache	4,100	305,573
	Arch Coal	9,800	159,642
	Chevron	7,000	517,790
	ConocoPhillips	10,600	549,080
	EOG Resources	5,900	392,822
	Exxon Mobil	19,700	1,572,651
	Occidental Petroleum	10,900	653,891
	St. Mary Land & Exploration	11,700	237,627

			4,389,076

	Pharmaceuticals–6.27%
	Johnson & Johnson	17,900	1,070,957
	Merck	21,900	665,760
	Pfizer	17,200	304,612
	Wyeth	12,800	480,128

			2,521,457

	Real Estate Investment Trusts–0.60%
	Host Hotels & Resorts	13,200	99,924
	Simon Property Group	2,700	143,451

			243,375

	Road & Rail–1.08%
	Norfolk Southern	9,200	432,860

			432,860

Variable Annuity Fund A–5

Lincoln National
Variable Annuity Fund A
Statement of Net Assets (continued)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Semiconductors & Semiconductor Equipment–2.36%
	Applied Materials	26,100	$264,393
	Intel	46,700	684,622

			949,015

	Software–3.66%
†	McAfee	6,400	221,248
	Microsoft	44,900	872,856
†	Nuance Communications	16,600	171,976
†	Symantec	15,200	205,504

			1,471,584

	Textiles, Apparel & Luxury Goods–1.27%
	NIKE Class B	6,000	306,000
	Phillips-Van Heusen	10,100	203,313

			509,313

	Tobacco–0.58%
	Altria Group	4,000	60,240
	Philip Morris International	4,000	174,040

			234,280

	Wireless Telecommunication Services–0.62%
†	MetroPCS Communications	16,800	249,480

			249,480

	Total Common Stock (Cost $41,770,860)		39,267,156

		Principal
		Amount
		(U.S. $)

≠	U.S. TREASURY OBLIGATION–2.14%
	U.S. Treasury Bill 0.05% 4/2/09	$860,000	859,772

	Total U.S. Treasury Obligation (Cost $859,892)		859,772

TOTAL VALUE OF SECURITIES–99.76% (Cost $42,630,752)	40,126,928

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	94,769

NET ASSETS–100.00%	$40,221,697

NET ASSETS ARE REPRESENTED BY:

Value of accumulation units:
2,617,093 units at $14.265 unit value	$37,332,406

Annuity reserves:
50,897 units at $14.265 unit value	726,037
108,807 units at $19.882 unit value	2,163,254

Total net assets	$40,221,697

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

Variable Annuity Fund A–6

Lincoln National
Variable Annuity Fund A
Statement of Operations
Year Ended December 31, 2008

INVESTMENT INCOME:
Dividends		$1,108,157
Interest		19,821

		1,127,978

EXPENSES:
Investment management services	$184,294
Mortality and expense guarantees	545,848	730,142

NET INVESTMENT INCOME		397,836

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(1,636,747)
Net change in unrealized appreciation/depreciation of investments	(22,907,405)	(24,544,152)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(24,146,316)

See accompanying notes

Lincoln National
Variable Annuity Fund A
Statements of Changes in Net Assets

	Year Ended
	12/31/08	12/31/07

CHANGES FROM OPERATIONS:
Net investment income	$397,836	$323,613
Net realized gain (loss) on investments	(1,636,747)	6,926,244
Net change in net unrealized appreciation/depreciation of investments	(22,907,405)	(3,223,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,146,316)	4,026,718
Net decrease from equity transactions	(5,992,479)	(10,376,303)

TOTAL DECREASE IN NET ASSETS	(30,138,795)	(6,349,585)
Net assets, at beginning of year	70,360,492	76,710,077

NET ASSETS, AT END OF YEAR	$40,221,697	$70,360,492

See accompanying notes

Variable Annuity Fund A–7

Lincoln National
Variable Annuity Fund A
Financial Highlights–Selected Per Unit Data and Ratios

The following is selected financial data for an accumulation unit outstanding throughout each period:

	Year Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Investment income	$0.382	$0.388	$0.354	$0.338	$0.343
Expenses	(0.252)	(0.297)	(0.257)	(0.239)	(0.218)

Net investment income	0.130	0.091	0.097	0.099	0.125
Net realized and unrealized gain (loss) on investments	(8.234)	1.016	2.022	0.732	1.642

Increase (decrease) in accumulation unit value	(8.104)	1.107	2.119	0.831	1.767
Accumulation unit value at beginning of period	22.369	21.262	19.143	18.312	16.545

Accumulation unit value at end of period	$14.265	$22.369	$21.262	$19.143	$18.312

Net assets, end of period (000 omitted)	$40,222	$70,360	$76,710	$75,923	$80,883
Ratio of expenses to average net assets	1.33%	1.32%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	0.65%	0.43%	0.48%	0.53%	0.73%
Total investment return	(36.23% )	5.21%	11.07%	4.54%	10.68%
Portfolio turnover rate	36.35%	29.16%	28.83%	20.40%	38.72%
Number of accumulation units outstanding at end of period (expressed in thousands):
Accumulation units	2,617	2,912	3,330	3,689	4,103
Reserve units	160	185	220	214	245

See accompanying notes

Variable Annuity Fund A–8

Lincoln National
Variable Annuity Fund A
Notes to Financial Statements
December 31, 2008

1.	Significant Accounting Policies
The Fund–The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund’s investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income–Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves–Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other–Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $522 for the year ended December 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2.	Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2008 amounted to $20,602,735 and $25,939,090, respectively.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities

Level 1	$40,126,928
Level 2	—
Level 3	—

Total	$40,126,928

There were no Level 3 securities at the beginning or end of the year.

Variable Annuity Fund A–9

Lincoln National
Variable Annuity Fund A
Notes to Financial Statements (continued)

3.	Expenses/Sales Charges and Other Transactions With Affiliates
Lincoln Life is responsible for overall management of the Fund’s investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of December 31, 2008, $2,163,254 of such remains in the Fund at a unit value of $19.882. Lincoln Life retained $1,667 from the proceeds of the sale of annuity contracts during the year December 31, 2008 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the Sub-advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2008, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4.	Net assets
Net assets at December 31, 2008 consisted of the following:

Equity transactions	$(258,452,932)
Accumulated net investment income	76,905,061
Accumulated net realized gain on investments	224, 273,392
Net unrealized depreciation of investments	(2,503,824)

Net assets	$40,221,697

5.	Summary of Changes in Equity Transactions

	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Units	Amount	Units	Amount

Accumulation Units:
Balance at beginning of period	2,911,802	$(234,802,057)	3,329,581	$(225,460,798)
Contract purchases	14,496	347,786	9,844	223,007
Terminated contracts	(309,205)	(5,666,454)	(427,623)	(9,564,266)

Balance at end of period	2,617,093	$(240,120,725)	2,911,802	$(234,802,057)

Annuity Reserves:
Balance at beginning of period	184,838	$(17,658,396)	220,073	$(16,623,352)
Annuity payments	(25,134)	(673,811)	(35,235)	(1,035,044)

Balance at end of period	159,704	$(18,332,207)	184,838	$(17,658,396)

6.	Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. There were no Section 4(2) securities at December 31, 2008.

7.	Proposed Fund Merger
On December 9, 2008, the Fund’s Board approved a proposal to merge the Lincoln National Variable Annuity Fund A into the LVIP Delaware Growth & Income Fund. The Fund will continue to accept purchases from existing contract owners (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of contract owners for Lincoln National Variable Annuity Fund A is scheduled to be held on April 15, 2009 to vote on the merger. If approved by contract owners, the merger is expected to take place on May 1, 2009.

Variable Annuity Fund A–10

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the Fund) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund A’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of Fund A’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Fund A’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 13, 2009

Variable Annuity Fund A–11

Lincoln National
Variable Annuity Fund A
Other Fund Information

Approval of Advisory Agreement and Sub-Advisory Agreement (to be effective September 1, 2008)

On August 18 and 19, the Board of Managers of Lincoln National Variable Annuity Fund A (Fund or Fund A) met to consider, among other things, the renewal of the investment management services agreement with The Lincoln National Life Insurance Company (Lincoln Life) and the sub-advisory agreement with Delaware Management Company (DMC), a series of Delaware Management Business Trust (collectively, the Advisory Agreements). The Managers who are not “interested persons” of Fund A (as such term is defined in the Investment Company Act of 1940, as amended) (Independent Managers) reported that they had requested and reviewed materials provided by Lincoln Life and the sub-advisor prior to the meeting, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval and renewal of investment management services and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, Lincoln Life and the sub-advisor provided general information to assist the Independent Managers in assessing the nature, extent and quality of services provided, including information about profitability and/or financial condition and compliance policies and procedures and regulatory matters. The Independent Managers reviewed long- and short-term performance information provided by Fund management as of June 30, 2008 for the Fund compared to the performance of a peer group of funds and/or a securities market index. The Independent Managers reviewed data comparing the Fund’s advisory and sub-advisory fees to an expense peer group of funds and/or to similarly managed funds provided by Lipper, Inc. Prior to and during a portion of the meeting, the Independent Managers and their independent legal counsel met separately from the “interested” Trustee and officers and employees of Lincoln Life to consider the renewal of Advisory Agreements. In considering the renewal of the Advisory Agreements, the Independent Managers did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Managers reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Managers. Upon receiving the report of the Independent Mangers, the Board of Managers adopted the considerations and conclusions of the Independent Managers.

Approval of Advisory Agreement with Lincoln Life

The Board considered the nature, extent and quality of services provided by Lincoln Life for the Fund and considered information about the services provided and the staff providing such services to the Fund, and compliance matters. The Board considered the delegation of day-to-day portfolio management responsibility to DMC. The Board concluded that the services provided by Lincoln Life were acceptable. The Board reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund’s Lipper expense peer group. The Board considered that the Fund’s advisory fee was significantly below the average of the Fund’s Lipper expense peer group and concluded that the advisory fee was reasonable. The Board also considered that the Fund was Lincoln Life’s only registered fund client and that the Fund’s fee was lower than the advisory fee charged to institutional clients. They also reviewed the profitability to Lincoln Life and its affiliates with respect to the Fund on a pre-tax basis and concluded that the profitability of Lincoln Life and its affiliates in connection with the management of the Fund was not unreasonable. The Board considered the Fund’s low advisory fee and determined that it already reflected a sharing of economies of scale. The Board also considered whether Lincoln Life received any incidental benefits in connection with its relationship to the Fund and noted that Lincoln Life serves as administrator for all of the Lincoln funds and as the owner of the Fund that Lincoln Life receives a dividend received deduction.

Approval of Sub-Advisory Agreement with DMC

In considering the renewal of the sub-advisory agreement between Lincoln Life and DMC on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DMC under the sub-advisory agreement. The Board considered the experience of the portfolio managers and other investment personnel. The Independent Managers reviewed the Fund’s investment performance compared to the average of its Lipper peer group and a securities market index and noted that performance was in line with the performance of the average of the Lipper peer group and concluded that overall performance has been satisfactory and that the overall services provided by DMC were acceptable. The Board considered the sub-advisory fee under the sub-advisory agreement and fee rates charged to other funds managed by DMC and concluded that the sub-advisory fee was reasonable. The Board noted that DMC is an affiliate of Lincoln Life. The Board considered the profitability of DMC on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Board also considered whether DMC receives any incidental benefits in connection with its relationship to the Fund and noted that DMC has the ability to obtain research with soft dollars which may or may not be used for the benefit of the Fund and may be used for the benefit of other clients of DMC.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the investment management services agreement and sub-advisory agreement for Fund A continue to be fair and reasonable, and that the continuation of the agreements is in the best interests of Fund A. The Board unanimously approved the renewal of the investment management services agreement, the sub-advisory agreement and the fees and other amounts to be paid under such agreements.

Approval of Advisory Agreement and Sub-Advisory Agreement

On December 8 and 9, 2008, the Board of Managers of Fund A met to consider the renewal of the investment management services agreement with Lincoln Life and the sub-advisory agreement with DMC (collectively, the Advisory Agreements) through September 30, 2009.

In preparation for the December Board meeting, Fund Management provided the Board with updated information from Lincoln Life to assist the Board in making its decision. Rather than providing updated information, DMC provided a certification that the previous information provided as of May 30, 2008 was current and continued to be accurate in all material respects. In addition, Lincoln Life and DMC provided updated certifications regarding their respective written compliance policies and procedures. The Independent Managers reported that they had met in executive session with their independent legal counsel and had reviewed the updated information provided and considered the extensive information requested and reviewed for the contract renewal evaluation conducted in connection with the Board of Managers’ August 18 and 19, 2008

Variable Annuity Fund A–12

Lincoln National
Variable Annuity Fund A
Other Fund Information (continued)

meeting. The Independent Managers concluded that factors considered and conclusions reached at the August 2008 Board meeting in recommending the renewal of the investment management services and sub-advisory agreements also applied to the contracts they were being asked to renew through September 30, 2009. Based upon their review, the Independent Managers concluded that it was in the best interest of Fund A to renew the Advisory Agreements and accordingly, recommended to the Board of Managers the renewal of each agreement through September 30, 2009. The Board adopted the considerations and conclusions of the Independent Managers.

In reaching its decision, the Board also considered that they had approved the transfer of the assets of Fund A to LVIP Delaware Growth and Income Fund (LVIP G & I Fund), a series of the Lincoln Variable Insurance Products Trust, in exchange for Standard Class shares of the LVIP G & I Fund, and the restructuring of Fund A into a new unit investment trust (the New UIT), to take place pursuant to an Agreement and Plan of Reorganization (the Agreement, and the transaction a Reorganization) subject to approval by the contract owners of Fund A.

Given the turbulent financial markets between the August and December meetings, the Board requested and was provided with performance information for Fund A through November 30, 2008 compared to the performance of the average of the Lipper peer group of funds. The Board noted that for the one and three year periods through November 30, 2008, the Fund had negative absolute performance but had outperformed the average of the Lipper Large-Cap Core Funds peer group and concluded that performance was satisfactory.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the investment management services agreement and sub-advisory agreement for Fund A continue to be fair and reasonable, and that the continuation of the agreements is in the best interests of Fund A. The Board unanimously approved the renewal of the investment management services agreement and the sub-advisory agreement and the fees and other amounts to be paid under such agreements.

Variable Annuity Fund A–13

Officer/Manager Information

				Number of
				Funds in
				Trust
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Fund	Time Served[2]	During the Past Five Years	Manager	Held by Manager

Kelly D. Clevenger[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1952	Chairman and Manager	Chairman since August 1995; Manager since November 1994	Vice President, The Lincoln National Life Insurance Company. Executive Vice President, Lincoln Retirement Services Company, LLC; Second Vice President, Lincoln Life & Annuity Company of New York	37	Lincoln Retirement Services Company, LLC
Michael D. Coughlin 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1942	Advisory Manager	Advisory Manager since November 2007	Management Consultant, Coughlin Associates	37	Merrimack County Savings Bank; Trustee of Merrimack Bankcorp, MHC.
Nancy L. Frisby 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1941	Manager	Manager since April 1992	Formerly: Senior Vice President and Chief Financial Officer, DeSoto Memorial Hospital	37	N/A
Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Advisory Manager	Advisory Manager since November 2007	Executive Director of United Way of Merrimack County; Representative, New Hampshire House of Representatives	37	N/A
Gary D. Lemon 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Advisory Manager	Advisory Manager since November 2004	Professor of Economics and Management, DePauw University	37	N/A
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Advisory Manager	Advisory Manager since November 2007	Partner, Rath, Young, and Pignatelli	37	Associated Grocers of New England
Kenneth G. Stella 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Manager	Manager since February 1998	President Emeritus, Indiana Health Association, Formerly: President, Indiana Hospital & Health Association	37	Advisory Board of Harris Bank
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Advisory Manager	Advisory Manager since December 2008; Manager August 2004-December 2008	Retired Director of Blue & Co., LLC.	37	Meridian Investment Advisors, Inc.
Cynthia A. Rose[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1954	Secretary	Secretary since February 1995	Secretary, Fund A; Formerly: Secretary and Assistant Vice President, the Lincoln National Life Insurance Company	N/A	N/A
William P. Flory, Jr.[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Second Vice President and Chief Accounting Officer	Second Vice President since August 2007; Chief Accounting Officer since May 2006	Second Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President and Director of Corporate Procurement, The Lincoln National Life Insurance Company	N/A	N/A
Rise’ C.M. Taylor[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1967	Vice President and Treasurer	Vice President since February 2003 and Treasurer since May 2006	Vice President and Treasurer, The Lincoln National Life Insurance Company; Vice President and Treasurer, Lincoln Life & Annuity Company of New York	N/A	N/A
Kevin J. Adamson[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Second Vice President	Second Vice President since May 2006	Second Vice President, Director of Funds Management, The Lincoln National Life Insurance Company; Formerly: Director of Financial Operations, Swiss Re/Lincoln Re	N/A	N/A
John A. Weston[1] One Granite Place Concord, NH 03301 YOB: 1959	Chief Compliance Officer	Chief Compliance Officer since May 2007	Vice President for Fund and Advisor Compliance, The Lincoln National Life Insurance Company; Formerly: Treasurer, Jefferson Pilot Variable Fund, Inc.	N/A	N/A

Variable Annuity Fund A–14

Officer/Manager Information (continued)

Number of
Funds in
Trust
	Position(s)	Term of Office		Complex
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Fund	Time Served[2]	During the Past Five Years	Manager	Held by Manager

Diann L. Eggleston 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1962	Assistant Vice President	Assistant Vice President since March 2008	Assistant Vice President, Lincoln National Corporation	N/A	N/A
Joel A. Ettinger Radnor Financial Center 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1956	Assistant Vice President	Assistant Vice President since March 2008	Assistant Vice President, Lincoln National Corporation; Formerly: Vice President, Delaware Investments	N/A	N/A
Additional information on the officers and managers can be found in the Statement of Additional Information (“SAI”) to the Fund’s prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC’s web site (http://www.sec.gov).

[1]	All of the executive officers are “interested persons” of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

[2]	The officers and managers hold their position with the Fund until retirement or resignation. The Bylaws of the Fund do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Variable Annuity Fund A–15

Item 1. Reports to Stockholders
Lincoln National Variable Annuity Fund A
Item 2. Code of Ethics
The Registrant has adopted a code of ethics that applies to Registrant’s principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Registrant’s Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (Code of Ethics) is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.
Item 3. Audit Committee Financial Expert
The Registrant’s Board of Trustees has determined that Nancy L. Frisby is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.
Item 4. Principle Accountant Fees and Services
(a) Audit Fees
Aggregate audit fees for the services that the Registrant’s auditor provided to the Registrant totaled approximately $34,236 in 2008 and $38,125 in 2007, including fees associated with the annual audit and filings of the Registrant’s Forms N-3 and Form N-SAR.
(b) Audit-Related Fees
Aggregate fees billed by the Registrant’s auditor for services relating to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) of this Item totaled approximately $0 in 2008 and $0 in 2007.
Aggregate fees for the Registrant’s audit-related services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant totaled approximately $0 in 2008 and $75,000 in 2007. These audit-related services included fees associated with a separate accounts internal control review of cash transaction processing.

(c) Tax Fees
Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2008 and $0 in 2007.
(d) All Other Fees
Aggregate fees for all other services that the Registrant’s auditor provided to the Registrant not included above totaled approximately $0 in 2008 and $0 in 2007.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The Audit Committee approves (a) each specific service the auditor will perform for the Registrant and (b) each specific non-audit service the auditor will perform for the Registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant if the service relates directly to the Registrant’s operations and financial reporting.
(e)(2) Not applicable.
(f) Not Applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, totaled approximately $676,548 in 2008 and $535,484 in 2007.
(h) Principal Accountant’s Independence
In connection with its selection of the independent auditors, the Registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the Registrant’s investment adviser and other service providers under common control with the investment adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.
Item 5. Audit Committee of Listed Registrants
Not Applicable

Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940:

Not Applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable
Item 10. Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.
Item 11. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

(b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(b)(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln National Variable Annuity Fund A (Registrant)

/s/ Kelly D Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	February 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	February 27, 2009

By	/s/ William P. Flory, Jr.

William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	February 27, 2009